INCOME TAX - Income tax provision (benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal
Current	$ 899,804	$ 555,449
Deferred	(141,918)	(86,012)
State
Current	0	0
Deferred	0	0
Change in valuation allowance	141,918	86,012
Income tax provision	$ 899,804	$ 555,449